Average Annual Total Returns - Class P3 Shares - Voya Floating Rate Fund - Class P3	1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date	After tax on distributions 1 Yr	After tax on distributions 5 Yrs	After tax on distributions 10 Yrs	After tax on distributions Since Inception	After tax on distributions with sale 1 Yr	After tax on distributions with sale 5 Yrs	After tax on distributions with sale 10 Yrs	After tax on distributions with sale Since Inception	S&P/LSTA Leveraged Loan Index 1 Yr		S&P/LSTA Leveraged Loan Index 5 Yrs		S&P/LSTA Leveraged Loan Index 10 Yrs		S&P/LSTA Leveraged Loan Index Since Inception
Total	(4.40%)	2.22%	2.78%		Aug. 17, 2010	(5.88%)	0.40%	0.98%		(2.52%)	0.86%	1.33%		3.12%	[1]	5.24%	[1]	4.32%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.